JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)

MUNICIPAL BONDS - 85.3%(a)
Alabama - 0.8%
Alabama Public School and College Authority
Series 2016-A, Rev., 4.00%, 6/1/2031	35	39
Black Belt Energy Gas District, Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2026(b)	450	495
Series 2021A, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/1/2031(b)	3,000	3,451
Southeast Energy Authority A Cooperative District, Project No. 2
Series 2021B, Rev., 4.00%, 12/1/2031(b)	1,055	1,207

Total Alabama		5,192

Alaska - 1.1%
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Series 2016, Rev., 5.00%, 9/1/2024	15	16
Rev., 5.25%, 9/1/2029	3,490	3,900
City and Borough of Juneau
GO, 4.00%, 6/1/2029	800	926
GO, 4.00%, 6/1/2030	380	446
GO, 4.00%, 6/1/2031	250	297
GO, 4.00%, 6/1/2032	855	1,009

Total Alaska		6,594

Arizona - 1.8%
Arizona Industrial Development Authority
Series 2021A, Rev., 4.00%, 7/15/2036(c)	275	292
Arizona Industrial Development Authority, Macombs Facility Project
Series 2021A, Rev., 4.00%, 7/1/2041	135	147
City of Phoenix Civic Improvement Corp., Junior Lien
Series 2021A, Rev., 5.00%, 7/1/2035	1,200	1,539
City of San Luis
Series A, Rev., AGM, 5.00%, 7/1/2025	50	56
County of Pima
Rev., 3.00%, 7/1/2023	5	5
Maricopa County Industrial Development Authority, Banner Health Obligation Group
Series 2016A, Rev., 5.00%, 1/1/2028	5,345	6,406
Maricopa County Industrial Development Authority, Honorhealth
Series 2021A, Rev., 5.00%, 9/1/2036	750	930
Series 2021A, Rev., 4.00%, 9/1/2037	695	795
Pima County Regional Transportation Authority, Excise Tax
Series 2014, Rev., 5.00%, 6/1/2025	20	21
Pima County Unified School District No. 16 Catalina Foothills, School Improvement Projects
Series 2018-B, GO, 5.00%, 7/1/2028	10	12
Pinal County Electric District No. 3
Rev., 5.00%, 7/1/2029	200	244
Rev., 5.00%, 7/1/2031	400	504
Salt River Project Agricultural Improvement & Power District, Electric System
Series A, Rev., 5.00%, 1/1/2028	185	222
Town of Queen Creek, Excise Tax
Series 2016, Rev., 4.00%, 8/1/2026	25	27
Rev., 5.00%, 8/1/2029	10	12

Total Arizona		11,212

Arkansas - 0.1%
City of Cabot
Series 2021B, Rev., 5.00%, 12/1/2026	300	350
Series 2021B, Rev., 5.00%, 12/1/2027	375	445
City of Springdale Public Facilities Board Hospital, Arkansas Children’s Northwest Project
Series 2016, Rev., 5.00%, 3/1/2030	10	11

Total Arkansas		806

California - 11.5%
Briggs Elementary School District, Election of 2014
Series B, GO, 4.00%, 8/1/2030	5	6
California Community Choice Financing Authority, Clean Energy Project
Series 2021B-1, Rev., 4.00%, 8/1/2031(b)	3,445	3,959
California Health Facilities Financing Authority, Kaiser Permanente
Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	1,000	1,116
California Infrastructure and Economic Development Bank, Bay Area Toll Bridges, First Lien
Series 2003A, Rev., AGM, 5.00%, 7/1/2022(d)	340	346
California Municipal Finance Authority, Lutheran University
Rev., 5.00%, 10/1/2029	225	268
Rev., 5.00%, 10/1/2030	225	268
Rev., 5.00%, 10/1/2031	225	267
California Public Finance Authority, Enso Village Project

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021B-3, Rev., 2.13%, 11/15/2027(c)	150	150
Series 2021B-2, Rev., 2.38%, 11/15/2028(c)	260	261
Series 2021B-1, Rev., 3.13%, 5/15/2029(c)	100	101
Series 2021A, Rev., 5.00%, 11/15/2036(c)	100	114
Series 2021A, Rev., 5.00%, 11/15/2046(c)	100	112
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project
Rev., 4.00%, 11/1/2031	100	117
Rev., 4.00%, 11/1/2032	160	187
City of Culver City, Wastewater Facilities
Series A, Rev., 4.00%, 9/1/2035	25	29
City of Los Angeles, Department of Water and Power, Power System
Series B, Rev., 5.00%, 7/1/2029	3,580	4,176
Series A, Rev., 5.00%, 7/1/2030(d)	15	16
Series B, Rev., 5.00%, 7/1/2031	2,100	2,251
Series A, Rev., 5.00%, 7/1/2032	2,550	2,969
Series B, Rev., 5.00%, 7/1/2032	1,925	2,063
Series D, Rev., 5.00%, 7/1/2032	3,300	3,597
Series 2017A, Rev., 5.00%, 7/1/2033	5,000	5,819
Series 2019-C, Rev., 5.00%, 7/1/2034	5	6
Series A, Rev., 5.00%, 7/1/2034	710	826
City of Santa Rosa, Wastewater
Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	4,750	4,675
CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio
Series 2021A-1, Rev., 2.80%, 3/1/2047(c)	1,510	1,296
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio
Series 2021A-1, Rev., 2.65%, 12/1/2046(c)	200	175
CSCDA Community Improvement Authority, Essential Housing, Senior Lien
Series 2021A-1, Rev., 2.45%, 2/1/2047(c)	1,425	1,203
Golden State Tobacco Securitization Corp., Tobacco Settlement
Series 2015A, Rev., 5.00%, 6/1/2034(d)	4,950	5,568
Lompoc Valley Medical Center
GO, 5.00%, 8/1/2024	15	16
Los Angeles Community College District, Election of 2008
Series G, GO, 4.00%, 8/1/2039(d)	145	155
Los Angeles Unified School District, Headquarters Building Projects
Series B, COP, 5.00%, 10/1/2031	80	82
Sacramento Municipal Utility District, Financing Authority, Cosumnes Project
Rev., 5.00%, 7/1/2028	1,290	1,454
San Francisco Bay Area Rapid Transit District, Sales Tax
Series A, Rev., 5.00%, 7/1/2025	395	445
Series A, Rev., 5.00%, 7/1/2026	225	254
San Francisco City and County, Airport Commission, San Francisco International Airport
Series 2019A, Rev., AMT, 5.00%, 5/1/2034	25	30
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2030	2,000	2,335
South Placer Wastewater Authority
Rev., 5.00%, 11/1/2024	10	11
State of California
GO, 5.00%, 9/1/2027	12,000	14,262
State of California, Various Purpose
GO, 5.00%, 8/1/2030	5,370	5,937
GO, 5.00%, 12/1/2035	3,250	4,086
Westminster School District
Series 2016, GO, 5.00%, 8/1/2030	5	6

Total California		71,014

Colorado - 1.6%
City of Aurora
COP, 5.00%, 12/1/2031	15	19
City of Greeley
COP, 4.00%, 12/1/2034	10	11
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 5/1/2030	35	38
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 5/1/2024	25	26
Rev., 4.00%, 5/1/2026	30	32
Rev., 4.00%, 5/1/2028	35	38
Rev., 4.00%, 5/1/2036	85	93
Colorado Health Facilities Authority
Series 2019A, Rev., 4.00%, 1/1/2035	1,785	2,027

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Colorado Higher Education, Lease Purchase Financing Program
COP, 5.00%, 9/1/2031	500	642
Denver Health and Hospital Authority, Healthcare
Series 2019-A, Rev., 4.00%, 12/1/2038	1,250	1,405
Series 2019-A, Rev., 4.00%, 12/1/2039	1,000	1,121
El Paso County School District No. 49 Falcon
COP, 5.00%, 12/15/2026	75	87
COP, 5.00%, 12/15/2027	110	131
COP, 5.00%, 12/15/2028	170	206
Rampart Range Metropolitan District No. 5
Rev., 4.00%, 12/1/2036	500	506
Reunion Metropolitan District
Series 2021A, Rev., 3.63%, 12/1/2044	500	467
Third Creek Metropolitan District No. 1
Series 2022A-1, GO, 4.50%, 12/1/2037(c)	825	800
University of Colorado, Enterprise System
Series 2021C-3B, Rev., 2.00%, 10/15/2026(b)	520	526
Windler Public Improvement Authority, Limited Tax
Series 2021 A-1, Rev., 4.00%, 12/1/2036	885	857
Series 2021 A-1, Rev., 4.00%, 12/1/2041	750	709

Total Colorado		9,741

Connecticut - 0.3%
Connecticut State Health and Educational Facilities Authority
Series 2020A, Rev., 5.00%, 7/1/2029	100	123
Town of South Windsor
Series 2021B, GO, 4.00%, 12/15/2027	1,760	2,023
Town of Southington
Series 2020C, GO, 5.00%, 6/1/2028	5	6
Town of Stafford
GO, 3.00%, 8/1/2026	10	10

Total Connecticut		2,162

District of Columbia - 0.7%
District of Columbia
Series 2017A, GO, 5.00%, 6/1/2029	290	343
Series 2017A, GO, 5.00%, 6/1/2030	400	472
Series 2017A, GO, 5.00%, 6/1/2031	600	707
Series 2017A, GO, 5.00%, 6/1/2032	665	782
District of Columbia, Gallaudet University Project
Series 2021A, Rev., 4.00%, 4/1/2033	160	184
Series 2021A, Rev., 4.00%, 4/1/2034	165	190
Series 2021A, Rev., 4.00%, 4/1/2035	200	229
Series 2021A, Rev., 4.00%, 4/1/2036	200	229
District of Columbia, Income Tax Secured
Series 2020C, Rev., 5.00%, 5/1/2037	1,000	1,249

Total District of Columbia		4,385

Florida - 5.5%
Broward County, Water and Sewer Utility
Series 2015B, Rev., 5.00%, 10/1/2030	5,000	5,667
Capital Trust Agency, Inc.
Rev., 4.00%, 6/15/2031(c)	100	102
Series 2021A, Rev., 5.00%, 12/1/2045(c)	175	179
City of Pompano Beach, John Knox Village Project
Rev., 3.50%, 9/1/2030	1,900	1,998
Rev., 3.50%, 9/1/2035	2,250	2,325
Series 2021A, Rev., 4.00%, 9/1/2036	115	126
Florida Atlantic University Finance Corp., Student Housing Project
Series 2019B, Rev., 5.00%, 7/1/2029	250	305
Florida Department of Management Services
Series 2018A, COP, 5.00%, 11/1/2026	145	169
Florida Development Finance Corp., The Mayflower Retirement Community Project
Series 2021B-2, Rev., 1.75%, 6/1/2026(c)	100	98
Series 2021B-1, Rev., 2.38%, 6/1/2027(c)	100	98
Series 2021A, Rev., 4.00%, 6/1/2029(c)	1,375	1,523
Series 2021A, Rev., 4.00%, 6/1/2030(c)	1,435	1,591
Series 2021A, Rev., 4.00%, 6/1/2031(c)	1,395	1,541
Series 2021A, Rev., 4.00%, 6/1/2036(c)	2,105	2,298
Florida Gulf Coast University Financing Corp., Housing Project
Series 2017A, Rev., 5.00%, 8/1/2032	500	581
Series 2020A, Rev., 4.00%, 2/1/2037	200	226

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Florida Higher Educational Facilities Financial Authority, Rollins College Project
Series 2020A, Rev., 4.00%, 12/1/2037	1,590	1,803
Florida Municipal Power Agency
Series 2021A, Rev., 5.00%, 10/1/2031	1,000	1,274
JEA Electric System
Series D, Rev., 5.00%, 10/1/2024(d)	110	115
Series 2017B, Rev., 5.00%, 10/1/2033	4,000	4,689
Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion
Rev., 4.00%, 6/1/2036(e)	400	409
St. Johns County Industrial Development Authority, Vicar’s Landing Project
Series 2021A, Rev., 4.00%, 12/15/2029	225	244
State of Florida, Department of Transportation Right-of-Way Acquisition and Bridge Construction
Series 2021B, GO, 5.00%, 7/1/2031	5,000	6,453
University of Central Florida Housing Facility
Series 2021A, Rev., 5.00%, 10/1/2024	150	165
Wildwood Utility Dependent District
Rev., 5.00%, 10/1/2030	125	154

Total Florida		34,133

Georgia - 3.5%
Albany-Dougherty Inner City Authority, Albany State University Projects
Rev., 5.00%, 7/1/2032	2,000	2,437
City of Atlanta, Water & Wastewater
Rev., 5.00%, 11/1/2035(d)	100	112
City of Bainbridge, Utilities
Rev., 4.00%, 12/1/2033	435	514
City of Cartersville
GO, 5.00%, 10/1/2028	3,130	3,820
Clayton County Development Authority, Clayton State University Project
Rev., 5.00%, 7/1/2025	105	118
Rev., 5.00%, 7/1/2026	50	58
Rev., 5.00%, 7/1/2027	100	118
Rev., 5.00%, 7/1/2028	125	150
Henry County, Water & Sewerage Authority
Rev., 5.00%, 2/1/2029	125	125
Main Street Natural Gas, Inc.
Series 2021C, Rev., 4.00%, 12/1/2028(b)	5,000	5,578
Milledgeville and Baldwin County Development Authority, College & State University Projects
Rev., 5.00%, 6/15/2026	450	517
Rev., 5.00%, 6/15/2027	415	490
Rev., 5.00%, 6/15/2030	1,075	1,325
Rev., 5.00%, 6/15/2034	1,600	1,996
Rev., 5.00%, 6/15/2035	1,000	1,248
Oconee County School District
GO, 5.00%, 3/1/2030	360	451
GO, 5.00%, 3/1/2031	175	223
Polk School District, Sales Tax
GO, 5.00%, 3/1/2025	325	363
Savannah Economic Development Authority
Series 2021B, Rev., 5.00%, 6/15/2027	295	348
Series 2021B, Rev., 5.00%, 6/15/2028	205	246
Series 2021B, Rev., 5.00%, 6/15/2029	320	389
Series 2021B, Rev., 5.00%, 6/15/2030	340	418
State of Georgia
Series 2015A, GO, 5.00%, 2/1/2025	130	145
Walker County School District
GO, 5.00%, 10/1/2027	550	655

Total Georgia		21,844

Idaho - 0.2%
Idaho Housing & Finance Association
Series 2021A, Rev., 5.00%, 7/15/2035	750	948

Illinois - 2.3%
City of Chicago, Second Lien Waterworks Project
Rev., 5.00%, 11/1/2022	400	413
Rev., 5.00%, 11/1/2029	1,000	1,090
City of Sterling
Series 2020A, GO, AGM, 4.00%, 1/1/2025	65	70
County of Cook
Series 2021A, GO, 5.00%, 11/15/2028	2,300	2,740
Illinois State Toll Highway Authority
Series 2014A, Rev., 5.00%, 12/1/2022	3,000	3,108
Northern Illinois University, Auxiliary Facilities System
Rev., 5.00%, 10/1/2026	250	287
Rev., 5.00%, 10/1/2027	325	380
Rev., 5.00%, 10/1/2028	325	388
Regional Transportation Authority
Series A, Rev., NATL-RE, 6.00%, 7/1/2024	750	839
State of Illinois
Series 2021 A, GO, 5.00%, 3/1/2030	1,260	1,508
Series 2021A, GO, 4.00%, 3/1/2038	1,000	1,096
Series 2021A, GO, 4.00%, 3/1/2039	2,000	2,189

Total Illinois		14,108

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Indiana - 1.1%
City of Valparaiso, Green Oaks of Valparaiso LLC
Rev., 5.38%, 12/1/2041(c)	200	190
Fort Wayne Redevelopment Authority, Harrison Square Project
Rev., 5.00%, 2/1/2026	1,110	1,192
Indiana Finance Authority, Lutheran University Association, Inc. (The)
Rev., 5.00%, 10/1/2022	200	206
Rev., 5.00%, 10/1/2023	215	228
Indiana Finance Authority, Rose-Hulman Institute of Technology Project
Rev., 5.00%, 6/1/2029	125	150
Rev., 5.00%, 6/1/2031	100	122
Rev., 4.00%, 6/1/2033	115	130
Indianapolis Local Public Improvement Bond Bank, Stormwater Project
Series 2013D, Rev., 5.00%, 1/1/2026	4,050	4,212
Lake Ridge School Building Corp., First Mortgage
Rev., 4.00%, 7/15/2028	125	132
Lawrence Township School Building Corp., Ad Valorem Property Tax
Rev., 5.00%, 1/15/2030	100	123

Total Indiana		6,685

Iowa - 0.0%(f)
City of Bondurant
Series 2020A, GO, 3.00%, 6/1/2029	100	106
Iowa Finance Authority, State Revolving Fund
Rev., 5.00%, 8/1/2032	20	23

Total Iowa		129

Kentucky - 1.1%
City of Hazard, Appalachian Regional Healthcare, Inc.
Rev., 4.00%, 7/1/2036	805	925
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	1,225	1,200
Series 2006B, Rev., AMT, 2.13%, 10/1/2034	1,000	986
County of Trimble
Series 2001A, Rev., 0.63%, 9/1/2026	3,250	3,067
Kentucky Bond Development Corp., Centre College
Rev., 4.00%, 6/1/2027	235	262
Rev., 4.00%, 6/1/2028	125	141
Rev., 4.00%, 6/1/2029	160	183
Rev., 4.00%, 6/1/2030	165	190

Total Kentucky		6,954

Louisiana - 0.7%
City of Alexandria
Series 2013A, Rev., 5.00%, 5/1/2043(d)	1,250	1,316
Lafayette Public Power Authority
Rev., 5.00%, 11/1/2025	15	17
Louisiana Local Government Environmental Facilities & Community Development Authority, Bossier City Project
Rev., 5.00%, 10/1/2027	25	30
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2020A, Rev., 5.00%, 5/15/2035	650	800
Series 2020A, Rev., 5.00%, 5/15/2036	775	954
Series 2020A, Rev., 5.00%, 5/15/2037	500	614
Louisiana Public Facilities Authority, School Master Project
Series 2021A, Rev., 4.00%, 6/1/2031(c)	290	298
St. Tammany Parish Hospital Service District No. 1
Series 2018-A, Rev., 5.00%, 7/1/2032	15	18
State of Louisiana, State Highway Improvement
Series 2013-A, Rev., 5.00%, 6/15/2023	40	42
Terrebonne Parish Recreation District No. 5
GO, 5.00%, 3/1/2027	20	23

Total Louisiana		4,112

Maine - 0.3%
Maine Municipal Bond Bank
Series 2021A, Rev., 5.00%, 11/1/2032	1,235	1,584

Maryland - 1.4%
City of Baltimore, Water Project
Series 2020A, Rev., 4.00%, 7/1/2038	1,000	1,158
County of Baltimore, Public Improvement
GO, 5.00%, 3/1/2036	3,560	4,553
County of Howard
Series 2019-B, GO, 5.00%, 8/15/2027	15	18
County of Montgomery, Consolidated Public Improvements
Series C, GO, 5.00%, 10/1/2027	1,000	1,199
Series A, GO, 4.00%, 12/1/2033	5	5
Maryland Health and Higher Educational Facilities Authority, Stevenson University Issue
Series 2021A, Rev., 5.00%, 6/1/2030	395	480
Series 2021A, Rev., 5.00%, 6/1/2032	450	554
Series 2021A, Rev., 4.00%, 6/1/2038	790	889

Total Maryland		8,856

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Massachusetts - 1.8%
Commonwealth of Massachusetts
Series 2004C, GO, AGM, 5.50%, 12/1/2022	200	208
Massachusetts Bay Transportation Authority Assessment
Series 2006-A, Rev., 5.25%, 7/1/2031	1,500	1,967
Massachusetts Development Finance Agency
Series 2021A, Rev., 5.00%, 7/1/2028	225	271
Series 2021A, Rev., 5.00%, 7/1/2029	650	798
Series 2021A, Rev., 5.00%, 7/1/2030	2,000	2,496
Series 2021A, Rev., 5.00%, 7/1/2031	500	633
Series 2021A, Rev., 5.00%, 7/1/2032	1,350	1,698
Series 2021A, Rev., 5.00%, 7/1/2033	1,265	1,592
Series 2021G, Rev., 5.00%, 7/1/2036	200	251
University of Massachusetts Building Authority
Rev., 5.00%, 11/1/2032	1,000	1,279

Total Massachusetts		11,193

Michigan - 0.7%
Avondale School District
GO, Q-SBLF, 5.00%, 11/1/2027	15	17
Eastern Michigan University, Board of Regents
Series 2017A, Rev., 5.00%, 3/1/2033	1,000	1,158
Grand Rapids Public Schools, Unlimited Tax
GO, AGM, 5.00%, 11/1/2029	5	6
Lakeview School District, School Building & Site
GO, Q-SBLF, 5.00%, 5/1/2028	10	12
Michigan Finance Authority, Lawrence Technological University Obligated Group
Rev., 4.00%, 2/1/2027	45	48
Rev., 4.00%, 2/1/2032	95	104
Michigan Strategic Fund, Graphic Packaging International LLC, Coated Recycled Board Machine Project
Rev., AMT, 4.00%, 10/1/2026(b)	125	137
Northern Michigan University
Rev., 5.00%, 6/1/2027	110	129
Rev., 5.00%, 6/1/2028	100	120
Rev., 5.00%, 6/1/2029	325	396
Rev., 5.00%, 6/1/2030	415	515
Rev., 5.00%, 6/1/2031	190	239
Rev., 5.00%, 6/1/2032	300	377
Onekama Consolidated Schools
GO, AGM, 4.00%, 5/1/2025	15	16
Watervliet Public Schools, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2025	10	11
Wayne-Westland Community Schools
Series 2019, GO, Q-SBLF, 4.00%, 11/1/2031	10	12
Western Michigan University
Series 2021A, Rev., AGM, 5.00%, 11/15/2034	200	252
Series 2021A, Rev., AGM, 5.00%, 11/15/2035	200	252
Series 2021A, Rev., AGM, 5.00%, 11/15/2036	200	251
Series 2021A, Rev., AGM, 5.00%, 11/15/2037	350	438

Total Michigan		4,490

Minnesota - 0.2%
City of Victoria
Series 2021 A, GO, 4.00%, 2/1/2029	100	116
County of Faribault
Series 2021B, GO, 4.00%, 2/1/2030	215	253
Duluth Economic Development Authority, Benedictine Health System
Series 2021A, Rev., 3.00%, 7/1/2025	100	103
Series 2021A, Rev., 3.00%, 7/1/2026	180	186
Three Rivers Park District
Series 2021A, GO, 5.00%, 2/1/2025	320	356

Total Minnesota		1,014

Missouri - 1.0%
City of Springfield, Public Utility
Rev., 5.00%, 8/1/2022	100	102
Health and Educational Facilities Authority of the State of Missouri
Rev., 5.00%, 2/15/2030	670	826
Rev., 5.00%, 2/15/2031	705	883
Rev., 5.00%, 2/15/2032	500	631
Rev., 5.00%, 2/15/2033	500	631
Rev., 4.00%, 2/15/2034	400	464
Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Health System, Inc.
Rev., 5.00%, 11/15/2026	750	875
Rev., 5.00%, 11/15/2027	175	209
Rev., 5.00%, 11/15/2028	500	608
Rev., 5.00%, 11/15/2029	1,000	1,239

Total Missouri		6,468

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Montana - 0.0%(f)
Silver Bow County School District No. 1
GO, 5.00%, 7/1/2029	5	6

Nebraska - 0.6%
Central Plains Energy Project, Gas Project No. 3
Series 2017A, Rev., 5.00%, 9/1/2042	2,550	3,434

Nevada - 0.2%
County of Clark, Nevada Improvement District No. 158
5.00%, 8/1/2034	10	12
County of Clark, Southern California Edison Co.
Rev., 2.10%, 6/1/2031	1,215	1,158

Total Nevada		1,170

New Hampshire - 0.4%
New Hampshire Business Finance Authority, St. Luke’s Hospital Obligated Group
Series 2021B, Rev., 5.00%, 8/15/2032	1,475	1,842
Series 2021B, Rev., 5.00%, 8/15/2035	650	805

Total New Hampshire		2,647

New Jersey - 4.1%
Burlington County Bridge Commission, Government Leasing Program
Rev., 5.00%, 4/1/2029	510	625
Rev., 5.00%, 4/1/2030	435	544
County of Morris
GO, 3.00%, 2/1/2030	20	21
New Jersey Economic Development Authority, School Facilities Construction
Series PP, Rev., 5.00%, 6/15/2029(d)	5,000	5,445
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,432
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2013AA, Rev., 5.00%, 6/15/2036	2,500	2,622
Series 2020AA, Rev., 4.00%, 6/15/2050	1,125	1,221
Series 2020AA, Rev., 5.00%, 6/15/2050	1,000	1,181
New Jersey Turnpike Authority
Series 2017B, Rev., 4.00%, 1/1/2035	5	6
North Hudson Sewerage Authority, Senior Lien
Rev., AGM, 5.00%, 6/1/2029	940	1,152
State of New Jersey, COVID-19 Emergency Bonds
Series 2020A, GO, 5.00%, 6/1/2029	5,000	6,043
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2027	2,800	3,292
Township of Branchburg
GO, 3.00%, 9/1/2028	40	43

Total New Jersey		25,627

New Mexico - 0.0%(f)
State of New Mexico, Severance Tax Permanent Fund
Series 2018A, Rev., 5.00%, 7/1/2022	25	25

New York - 14.1%
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
Rev., 4.00%, 7/1/2031	100	110
Rev., 4.00%, 7/1/2036	160	176
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2031	150	162
Series 2021A, Rev., 4.00%, 6/15/2056	225	235
City of New York, Fiscal Year 2018
Series B, Subseries B-4, GO, VRDO, LIQ: Barclays Bank plc, 0.07%, 2/1/2022(b)	5,000	5,000
Series 2018-1, GO, 5.00%, 8/1/2030	20	23
City of New York, Fiscal Year 2021
SubseriesF-1, GO, 4.00%, 3/1/2040	1,020	1,151
County of St. Lawrence
GO, AGM, 3.00%, 5/15/2034	10	10
County of Suffolk
Series B, GO, AGM, 4.00%, 10/15/2024	50	54
Series B, GO, AGM, 5.00%, 10/15/2026	25	29
Erie County Industrial Development Agency (The), School District Buffalo Project
Series 2015A, Rev., 5.00%, 5/1/2024	40	43
Hudson Yards Infrastructure Corp., Second Indenture, Fiscal Year 2017
Series A, Rev., 5.00%, 2/15/2033	1,500	1,743
Series A, Rev., 5.00%, 2/15/2034	40	46
Island Park Union Free School District
Series 2019, GO, 4.00%, 7/15/2033	40	45
Long Island Power Authority
Series 2019-A, Rev., 3.00%, 9/1/2036	10	10
Metropolitan Transportation Authority
Series 2015F, Rev., 5.00%, 11/15/2025	15	17
Subseries C-1, Rev., 5.25%, 11/15/2028	5,000	5,644

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Nassau County Interim Finance Authority
Series 2021A, Rev., 5.00%, 11/15/2034	1,275	1,637
New York City Transitional Finance Authority Future Tax Secured
Series I, Rev., 3.00%, 5/1/2022	150	151
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series S-2A, Rev., 5.00%, 7/15/2032	40	48
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010
Subseries 2010G-6, Rev., VRDO, LIQ: Barclays Bank plc, 0.07%, 2/1/2022(b)	4,200	4,200
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series FF, Rev., 5.00%, 6/15/2031	3,000	3,356
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series 2016B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,000	3,606
New York Liberty Development Corp.
Rev., 2.25%, 2/15/2041	500	443
Rev., 2.75%, 2/15/2044	1,000	943
New York State Dormitory Authority
Series 2018A, Rev., 5.00%, 7/1/2038	3,500	4,236
New York State Dormitory Authority, Personal Income Tax
Series 2021E, Rev., 5.00%, 3/15/2032	165	213
Series 2021E, Rev., 5.00%, 3/15/2033	7,500	9,678
Series D, Rev., 4.00%, 2/15/2037	5,500	6,221
New York State Dormitory Authority, School Districts Financing Program
Series 2018A, Rev., 5.00%, 10/1/2030	875	1,012
New York State Dormitory Authority, State Sales Tax
Series 2017-A, Rev., 5.00%, 3/15/2028	5	6
Series 2014A, Rev., 5.00%, 3/15/2033	1,000	1,079
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, New York City Municipal Water Finance Authority
Series 2017A, Rev., 5.00%, 6/15/2027	3,500	4,162
Series 2017A, Rev., 5.00%, 6/15/2028	2,000	2,373
New York State Thruway Authority, Junior Lien
Series 2016-A, Rev., 5.00%, 1/1/2025	25	28
Series J, Rev., 5.00%, 1/1/2025	5	5
Series 2016A, Rev., 5.00%, 1/1/2027	125	143
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2017C, Rev., 5.00%, 3/15/2027	5,475	6,442
Port Authority of New York & New Jersey, Consolidated
Series 194, Rev., 5.00%, 10/15/2041	6,500	7,249
Rensselaer City School District
Series 2016, COP, AGM, 5.00%, 6/1/2028	400	456
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series A, Rev., 5.00%, 10/15/2031(d)	1,890	2,088
Syracuse Industrial Development Agency, School District
Series 2019-A, Rev., 4.00%, 5/1/2034	10	11
Utility Debt Securitization Authority
Series 2013TE, Rev., 5.00%, 12/15/2028	4,000	4,294
Utility Debt Securitization Authority, Federally Tax-Exempt
Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,539
Village of Stewart Manor, Public Improvement
GO, 5.00%, 8/1/2026	20	23
GO, 4.00%, 8/1/2028	20	23
Wellsville Central School District
GO, AGM, 5.00%, 6/15/2023	20	21
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project
Series 2021D, Rev., 2.88%, 7/1/2026(c)	465	463
Series 2021C, Rev., 3.20%, 7/1/2028(c)	1,650	1,640
Series 2021A, Rev., 5.00%, 7/1/2041(c)	1,210	1,291

Total New York		86,578

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
North Carolina - 0.9%
City of Raleigh
Series 2020A, Rev., 5.00%, 6/1/2025	250	281
City of Sanford, Enterprise System
Rev., 5.00%, 6/1/2031	570	694
County of Chatham
Series 2021A, Rev., 5.00%, 11/1/2032	150	194
Series 2021A, Rev., 5.00%, 11/1/2033	275	354
Series 2021A, Rev., 5.00%, 11/1/2034	225	289
Mecklenburg County Public Facilities Corp.
Rev., 5.00%, 2/1/2026	10	11
North Carolina Capital Facilities Finance Agency, High Point University
Rev., 5.00%, 5/1/2029	525	632
Rev., 5.00%, 5/1/2030	560	684
Rev., 4.00%, 5/1/2032	1,000	1,140
North Carolina Medical Care Commission, The Forest at Duke Project
Rev., 4.00%, 9/1/2034	190	215
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien
Rev., AGM, 5.00%, 1/1/2029	700	813
University of North Carolina at Greensboro
Rev., 4.00%, 4/1/2035	10	11

Total North Carolina		5,318

North Dakota - 0.2%
City of Grand Forks
Rev., 4.00%, 12/1/2038	1,200	1,367

Ohio - 1.6%
American Municipal Power, Inc., Fremont Energy Center Project
Series 2021A, Rev., 5.00%, 2/15/2033	1,250	1,570
Butler County Port Authority, Community First Solutions
Series 2021A, Rev., 4.00%, 5/15/2038	110	125
Series 2021A, Rev., 4.00%, 5/15/2039	110	124
Series 2021A, Rev., 4.00%, 5/15/2040	120	135
Series 2021A, Rev., 4.00%, 5/15/2041	125	141
City of Lakewood, Limited Tax, Various Purpose
GO, 4.00%, 12/1/2025	300	331
GO, 5.00%, 12/1/2027	350	419
County of Hamilton
Series 2021A, GO, 5.00%, 12/1/2031	1,190	1,529
Miami University, General Receipts
Series 2021A, Rev., 5.00%, 9/1/2035	760	967
Northeast Ohio Medical University
Series 2021A, Rev., 5.00%, 12/1/2030	70	84
Series 2021A, Rev., 4.00%, 12/1/2035	150	166
Ohio Higher Educational Facility Commission, John Carroll University
Rev., 5.00%, 10/1/2028(e)	370	437
Rev., 5.00%, 10/1/2029(e)	445	534
Rev., 5.00%, 10/1/2030(e)	425	518
Rev., 5.00%, 10/1/2031(e)	645	796
Rev., 5.00%, 10/1/2032(e)	700	861
State of Ohio, Capital Facilities Lease Appropriation
Series 2018A, Rev., 5.00%, 4/1/2028	1,020	1,229

Total Ohio		9,966

Oklahoma - 0.7%
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2022	250	257
Rev., 5.00%, 10/1/2023	180	192
Rev., 5.00%, 10/1/2025	500	563
Rev., 5.00%, 10/1/2026	500	579
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,261
Oklahoma Water Resources Board
Series 2021A, Rev., 5.00%, 10/1/2029	410	509

Total Oklahoma		4,361

Oregon - 2.6%
City of Portland
Series 2021B, Rev., 5.00%, 5/1/2032	3,685	4,715
City of Portland, Second Lien Sewer System
Series B, Rev., 4.00%, 10/1/2036	2,180	2,316
County of Marion
GO, AMBAC, 5.50%, 6/1/2023	100	106
Hospital Facilities Authority of Multnomah County Oregon
Series 2021B-2, Rev., 0.95%, 6/1/2027	5,800	5,483
Series 2021B-1, Rev., 1.20%, 6/1/2028	2,000	1,873
Linn & Benton Counties, School District No. 8J, Greater Albany
GO, 5.00%, 6/15/2030	500	590
Tri-County Metropolitan Transportation District of Oregon
Series 2017A, Rev., 5.00%, 10/1/2023	50	53

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Washington Counties, Hillsborough School District No. 1J
GO, 5.00%, 6/15/2027	570	676
Yamhill County Hospital Authority
Series 2021A, Rev., 5.00%, 11/15/2056	240	270

Total Oregon		16,082

Pennsylvania - 1.7%
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2027	350	395
Rev., 5.00%, 11/1/2028	450	498
Rev., 5.00%, 11/1/2029	150	165
Rev., 5.00%, 11/1/2030	150	164
Bucks County Industrial Development Authority, Grand View Hospital Project
Rev., 5.00%, 7/1/2036	1,225	1,484
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	500	544
Rev., 5.00%, 6/1/2025	630	705
Rev., 5.00%, 6/1/2026	380	437
Rev., 5.00%, 6/1/2027	500	588
Rev., 5.00%, 6/1/2028	880	1,057
Rev., 5.00%, 6/1/2029	380	454
County of Lancaster
Series 2016-A, GO, 4.00%, 5/1/2026	15	16
County of Montgomery Higher Education & Health Authority, Thomas Jefferson University
Series 2018A, Rev., 4.00%, 9/1/2043	2,000	2,202
Fairview School District
Series A, GO, 4.00%, 2/1/2028	10	11
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living
Rev., 4.00%, 7/1/2030	335	373
Sayre Health Care Facilities Authority, Guthrie Health Issue
Rev., (ICE LIBOR USD 3 Month + 0.78%), 0.89%, 3/1/2022(g)	1,475	1,479
Township of Lower Paxton
Series 2020A, GO, 4.00%, 4/1/2032	15	17

Total Pennsylvania		10,589

Rhode Island - 0.0%(f)
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax
Series 2016A, Rev., 5.00%, 10/1/2029	10	11

South Carolina - 0.0%(f)
City of Charleston, Waterworks & Sewer System
Rev., 5.00%, 1/1/2028	15	17
Spartanburg County Tourist Public Facilities Corp.
COP, 4.00%, 4/1/2028	10	11

Total South Carolina		28

Tennessee - 4.1%
County of Coffee
Series 2021A, GO, 5.00%, 6/1/2025	105	118
Series 2021C, GO, 5.00%, 6/1/2025	110	124
Series 2021B, GO, 5.00%, 6/1/2026	150	173
Series 2021A, GO, 5.00%, 6/1/2027	120	142
Series 2021B, GO, 5.00%, 6/1/2027	160	189
Series 2021A, GO, 5.00%, 6/1/2028	125	151
Series 2021B, GO, 5.00%, 6/1/2028	165	199
Series 2021C, GO, 5.00%, 6/1/2028	460	556
Series 2021A, GO, 5.00%, 6/1/2029	135	166
Series 2021B, GO, 5.00%, 6/1/2029	175	216
Series 2021C, GO, 5.00%, 6/1/2029	490	604
Series 2021B, GO, 5.00%, 6/1/2030	180	226
Series 2021C, GO, 5.00%, 6/1/2030	215	270
Series 2021A, GO, 5.00%, 6/1/2031	100	128
Metropolitan Government Nashville and Davidson County Health & Educational Facilities, The Blakeford at Green Hills Corp.
Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,377
Metropolitan Government Nashville and Davidson County Health & Educational Facilities, Trevecca Nazarene University Project
Series 2021B, Rev., 4.00%, 10/1/2030	105	113
Metropolitan Government Nashville and Davidson County Health and Educational Facilities, Trevecca Nazarene University Project
Series 2021B, Rev., 4.00%, 10/1/2026	150	161
Series 2021B, Rev., 4.00%, 10/1/2027	195	211
Series 2021B, Rev., 4.00%, 10/1/2028	200	217
Series 2021B, Rev., 4.00%, 10/1/2029	200	216

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2034	130	160
Tennessee Energy Acquisition Corp., Commodity Project
Series 2021A, Rev., 5.00%, 11/1/2031(b)	9,000	11,031
Tennessee Energy Acquisition Corp., Gas Project
Rev., 4.00%, 11/1/2025(b)	8,000	8,643

Total Tennessee		25,391

Texas - 7.8%
Baytown Municipal Development District
Series 2021C, Rev., 5.00%, 10/1/2028	890	1,066
Series 2021C, Rev., 5.00%, 10/1/2029	465	567
Series 2021C, Rev., 5.00%, 10/1/2030	485	599
Series 2021C, Rev., 5.00%, 10/1/2031	515	645
Series 2021C, Rev., 5.00%, 10/1/2032	535	668
Bexar County Hospital District
GO, 4.00%, 2/15/2035	10	11
Board of Regents of the University of Texas System Financing System
Series 2014B, Rev., 5.00%, 8/15/2026	5,000	5,804
Central Texas Regional Mobility Authority, Senior Lien
Series 2021D, Rev., 4.00%, 1/1/2044	2,000	2,248
City of Cibolo
GO, 4.00%, 2/1/2026	1,345	1,484
City of Edinburg
Series 2021A, GO, AGM, 5.00%, 3/1/2030	500	621
City of Ennis
GO, 4.00%, 2/1/2031	775	892
City of Houston, Airport System, United Airlines, Inc., Terminal Improvements Projects
Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	400	416
City of Houston, Combined Utility System, Junior Lien
Series A, Rev., AGM, 5.75%, 12/1/2032(d)	5,550	7,771
City of Houston, Public Improvement
Series 2014A, GO, 5.00%, 3/1/2030(d)	4,000	4,327
City of Portland
GO, 3.00%, 8/15/2029	100	108
Conroe Local Government Corp., Conroe Convention Center Hotel
Series 2021A, Rev., 2.50%, 10/1/2031	100	95
County of El Paso
GO, 5.00%, 2/15/2032	1,490	1,759
Fort Bend County Municipal Utility District No. 169
Series 2021A, GO, AGM, 4.00%, 12/1/2025	250	273
Series 2021A, GO, AGM, 4.00%, 12/1/2026	250	278
Lower Colorado River Authority
Rev., 5.00%, 5/15/2031	2,760	3,440
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2034	220	273
Series 2020A, Rev., 5.00%, 5/15/2035	1,000	1,238
Rev., 5.00%, 5/15/2036	1,495	1,818
Series 2020A, Rev., 5.00%, 5/15/2036	1,000	1,236
Rev., 5.00%, 5/15/2037	1,250	1,544
Rev., 5.00%, 5/15/2038	1,500	1,819
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc.
Rev., 4.00%, 8/15/2031(c)	485	527
New Hope Cultural Education Facilities Finance Corp., Westminster Project
Rev., 4.00%, 11/1/2049	100	109
North Texas Tollway Authority System, First Tier
Series 2017A, Rev., 5.00%, 1/1/2027	550	626
Series 2017A, Rev., 5.00%, 1/1/2035	600	696
North Texas Tollway Authority, First Tier
Series A, Rev., 5.00%, 1/1/2026	200	207
Series 2017A, Rev., 5.00%, 1/1/2030	360	407
North Texas Tollway Authority, Second Tier
Series 2017B, Rev., 5.00%, 1/1/2026	150	156
Series 2017B, Rev., 5.00%, 1/1/2027	300	341
Series 2017B, Rev., 5.00%, 1/1/2030	400	451
San Antonio Education Facilities Corp., Hallmark University Project
Series 2021A, Rev., 5.00%, 10/1/2041	200	210
San Antonio Education Facilities Corp., University of the Incarnate Word
Series 2021A, Rev., 4.00%, 4/1/2037	600	662
San Jacinto Community College District, Limited Tax
Series 2019-A, GO, 5.00%, 2/15/2029	120	147

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Stephen F Austin State University
Rev., 5.00%, 10/15/2024	200	220
Trinity River Authority, Walker-Calloway System
Rev., 5.00%, 2/1/2026	275	313
Rev., 5.00%, 2/1/2027	290	339
Rev., 5.00%, 2/1/2028	305	364
Rev., 5.00%, 2/1/2029	320	379
Rev., 5.00%, 2/1/2030	340	402
Rev., 5.00%, 2/1/2031	355	420
Tyler Independent School District
GO, PSF-GTD, 5.00%, 2/15/2028	175	206

Total Texas		48,182

Utah - 0.7%
Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax
GO, 4.13%, 6/1/2036(c)	895	864
Military Installation Development Authority, Tax Allocation and Hotel Tax
Series 2021A-1, Rev., 4.00%, 6/1/2036	100	97
Series 2021A-2, Rev., 4.00%, 6/1/2036	100	96
Series 2021A-1, Rev., 4.00%, 6/1/2041	100	96
University of Utah (The)
Series 2019-A, Rev., 5.00%, 8/1/2035	500	620
Utah Infrastructure Agency Telecommunications and Franchise Tax
Rev., 4.00%, 10/15/2040(d)	250	275
Utah Infrastructure Agency, Tax-Exempt
Rev., 4.00%, 10/15/2031	500	566
Rev., 4.00%, 10/15/2033	525	592
Weber Basin Water Conservancy District
Series 2017B, Rev., 5.00%, 10/1/2030	250	297
Series 2017B, Rev., 5.00%, 10/1/2031	470	558

Total Utah		4,061

Virginia - 1.6%
Fairfax County Economic Development Authority
Series 2021 A, Rev., 5.00%, 10/1/2034	1,520	1,955
Henrico County Economic Development Authority, Westminster Canterbury Richmond
Rev., 4.00%, 10/1/2040	330	365
Lynchburg Economic Development Authority, Central Health, Inc.
Rev., 4.00%, 1/1/2037	825	950
Virginia Public School Authority
Series 2017C, Rev., 5.00%, 8/1/2028	500	597
Series 2021A, Rev., 5.00%, 8/1/2031	3,560	4,573
Virginia Small Business Financing Authority, The Obligated Group of National Senior Campuses, Inc.
Series 2020A, Rev., 5.00%, 1/1/2034	1,200	1,420

Total Virginia		9,860

Washington - 4.5%
Energy Northwest
Rev., 5.00%, 7/1/2026	10	11
Port of Seattle, Intermediate Lien
Series 2015B, Rev., 5.00%, 3/1/2033	3,750	4,083
Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,088
State of Washington
Series 2021C, COP, 5.00%, 1/1/2026	2,180	2,482
State of Washington, Various Purpose
Series R-2018C, GO, 5.00%, 8/1/2034	900	1,061
Series 2021C, GO, 5.00%, 2/1/2037	5,170	6,509
University of Washington
Series 2020C, Rev., 5.00%, 4/1/2034	3,695	4,614
Series 2020C, Rev., 5.00%, 4/1/2035	500	623
Washington Health Care Facilities Authority, Providence St. Joseph Health
Series 2018B, Rev., 5.00%, 10/1/2025	1,250	1,416
Series 2018B, Rev., 5.00%, 10/1/2026	1,500	1,742
Series 2018B, Rev., 5.00%, 10/1/2027	2,500	2,970
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020A, Rev., 5.00%, 1/1/2041(c)	1,415	1,487

Total Washington		28,086

West Virginia - 0.5%
State of West Virginia
Series 2021A, GO, 5.00%, 6/1/2032	2,600	3,330

Wisconsin - 1.3%
City of Milwaukee, Sewerage System
Series 2021-S2, Rev., 5.00%, 6/1/2029	580	716
Series 2021-S2, Rev., 5.00%, 6/1/2030	750	939
Public Finance Authority
Rev., 4.00%, 4/1/2032(c)(e)	100	107
Public Finance Authority, Ascend Leadership Academy Project
Series 2021A, Rev., 5.00%, 6/15/2041(c)	130	133

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Public Finance Authority, Coral Academy of Science
Series 2021A, Rev., 4.00%, 7/1/2030	305	331
Series 2021A, Rev., 4.00%, 7/1/2041	500	533
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project
Series 2021B2, Rev., 2.25%, 6/1/2027	215	212
Public Finance Authority, Scotland Healthcare System
Series 2021A, Rev., 5.00%, 10/1/2025	695	781
Series 2021A, Rev., 5.00%, 10/1/2026	730	839
Public Finance Authority, The Carmelite System, Inc., Obligated Group
Rev., 3.25%, 1/1/2029	860	928
Public Finance Authority, Triad Math & Science Academy Co.
Series 2021A, Rev., 4.00%, 6/15/2024	340	358
Series 2021A, Rev., 4.00%, 6/15/2026	370	399
Series 2021A, Rev., 4.00%, 6/15/2028	400	437
Series 2021A, Rev., 4.00%, 6/15/2030	435	480
Series 2021A, Rev., 4.00%, 6/15/2041	280	304
Wisconsin Health and Educational Facilities Authority, Hope Christian Schools
Rev., 4.00%, 12/1/2041	160	165
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries
Rev., 4.00%, 1/1/2037	325	344

Total Wisconsin		8,006

TOTAL MUNICIPAL BONDS (Cost $525,779)		527,749

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 11.4%

INVESTMENT COMPANIES - 11.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02%(h)(i)(Cost $70,649)	70,620	70,641

Total Investments - 96.7% (Cost $596,428)		598,390
Other Assets Less Liabilities - 3.3%		20,638

Net Assets - 100.0%		619,028

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
CR	Custodial Receipts
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2022.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Amount rounds to less than 0.1% of net assets.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2022.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of January 31, 2022.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Centrally Cleared Inflation-linked swap contracts outstanding as of January 31, 2022 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
CPI-U at termination	2.48% at termination	Receive	9/3/2031	USD 423	20
CPI-U at termination	2.53% at termination	Receive	9/2/2031	USD 4,680	196
CPI-U at termination	2.59% at termination	Receive	8/13/2031	USD 4,237	175
CPI-U at termination	2.59% at termination	Receive	10/1/2031	USD 30,366	966
CPI-U at termination	2.65% at termination	Receive	1/26/2032	USD 14,349	134
CPI-U at termination	2.75% at termination	Receive	9/13/2026	USD 52,860	1,504
CPI-U at termination	2.74% at termination	Receive	10/1/2026	USD 26,360	706
CPI-U at termination	2.76% at termination	Receive	12/6/2028	USD 15,540	276
CPI-U at termination	2.77% at termination	Receive	12/3/2028	USD 21,477	382
CPI-U at termination	2.87% at termination	Receive	11/15/2031	USD 5,005	1
CPI-U at termination	2.94% at termination	Receive	1/13/2027	USD 30,770	114
CPI-U at termination	2.94% at termination	Receive	12/8/2026	USD 17,731	220
CPI-U at termination	2.95% at termination	Receive	1/28/2027	USD 14,096	1
CPI-U at termination	2.96% at termination	Receive	12/20/2026	USD 22,132	179
CPI-U at termination	2.97% at termination	Receive	10/22/2026	USD 79,308	1,140
CPI-U at termination	3.13% at termination	Receive	12/1/2026	USD 5,328	24
CPI-U at termination	3.16% at termination	Receive	11/29/2026	USD 15,165	52
CPI-U at termination	3.20% at termination	Receive	11/29/2026	USD 17,340	20

					6,110

CPI-U at termination	2.91% at termination	Receive	11/15/2031	USD 15,822	(64)
CPI-U at termination	2.92% at termination	Receive	11/15/2031	USD 5,028	(27)
CPI-U at termination	3.36% at termination	Receive	11/18/2026	USD 11,656	(82)
CPI-U at termination	3.37% at termination	Receive	11/18/2026	USD 58,807	(448)
CPI-U at termination	3.38% at termination	Receive	11/18/2026	USD 2,797	(22)

					(643)

					5,467

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a) Value of floating rate index at January 31, 2022 was as follows:

Floating Rate Index	Value
CPI-U	2.81%

There are no upfront payments (receipts) on the swap contracts listed above.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$–	$527,749	$–	$527,749
Short-Term Investments
Investment Companies	70,641	–	–	70,641

Total Investments in Securities	$70,641	$527,749	$–	$598,390

Appreciation in Other Financial Instruments
Swaps	$–	$6,110	$–	$6,110
Depreciation in Other Financial Instruments
Swaps	–	(643)	–	(643)

Total Net Appreciation/Depreciation in Other Financial Instruments	$–	$5,467	$–	$5,467

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02%(a)(b)	$56,696	$74,351	$60,392	$(6)	$(8)	$70,641	70,620	$6	$1

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.

C. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions to manage inflation risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.